Schedule of Class A Common Stock Converted from Profit Interest Units Activity (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
ClassACommonStockConvertedFromProfitInterestUnitsActivityLineItem [Line Items]
Units, Unvested balance	13,847,261
Units, Unvested balance
Class A common stock converted from profit interest units, Vested balance ending
Weighted Average Participation Threshold [Member]
ClassACommonStockConvertedFromProfitInterestUnitsActivityLineItem [Line Items]
Weighted average unit participation threshold, Unvested balance | $ / shares	$ 1,322
Weighted average participation threshold, Granted | $ / shares
Weighted average participation threshold, Vested | $ / shares	(1,322)
Weighted average participation threshold, Forfeited | $ / shares
Weighted average unit participation threshold, Unvested balance | $ / shares
Weighted average participation threshold, Vested balance ending | $ / shares	$ 1,417
Class A common stock converted from profit interest units, Conversion	(14,241,982)
Weighted average participation threshold, Conversion | $ / shares	$ (1,417)
Class A Common Stock Converted From Profit Interest Units [Member]
ClassACommonStockConvertedFromProfitInterestUnitsActivityLineItem [Line Items]
Class A common stock converted from profit interest units, Granted
Class A common stock converted from profit interest units, Vested	(13,847,261)
Class A common stock converted from profit interest units, Forfeited
Units, Unvested balance	14,241,982
Class A common stock converted from profit interest units, Vested balance ending	14,241,982